Investment Objectives and Goals	Aug. 22, 2025
American Funds® Strategic Bond Fund | American Funds Strategic Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	American Funds® Strategic Bond Fund
Intermediate Bond Fund of America® | INTERMEDIATE BOND FUND OF AMERICA
Prospectus [Line Items]
Risk/Return [Heading]	Intermediate Bond Fund of America®
The Bond Fund of America® | BOND FUND OF AMERICA
Prospectus [Line Items]
Risk/Return [Heading]	The Bond Fund of America®
U.S. Government Securities Fund® | U.S. Government Securities Fund
Prospectus [Line Items]
Risk/Return [Heading]	U.S. Government Securities Fund®